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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21817

                    PNC Alternative Strategies TEDI Fund LLC
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               (Exact name of registrant as specified in charter)

                               Two Hopkins Plaza
                              Baltimore, MD 21201
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              (Address of principal executive offices) (Zip code)

                              John M. Loder, Esq.
                                Ropes & Gray LLP
                                Prudential Tower
                              800 Boylston Street
                             Boston, MA 02199-3600
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                    (Name and address of agent for service)

      Registrant's telephone number, including area code: 1-800-239-0418

                       Date of fiscal year end: March 31

            Date of reporting period: July 1, 2010 - June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

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                              PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2010 TO JUNE 30, 2011

The Registrant did not cast any proxy votes during the reporting period. Accordingly, there are no proxy votes to report.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant PNC Alternative Strategies TEDI Fund LLC

By (Signature and Title)* /s/ Kevin A. McCreadie
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                          Kevin A. McCreadie, President
                          (principal executive officer)

Date August 18, 2011

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*  Print the name and title of each signing officer under his or her signature.